17. RELATED PARTIES' TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Parties Transactions
RELATED PARTIES' TRANSACTIONS

a)    Sales of goods and services

	12.31.2018	12.31.2017	12.31.2016
Joint ventures
Transener (1)	20	48	32
TGS (2)	1,937	862	534
Greenwind (3)	12	-	-
Other related parties
SACDE (3)	35	-	-
CYCSA	-	-	29
Refinor (4)	593	205	95
Oldelval (5)	6	6	2
	2,603	1,121	692

(1)    Corresponds to advisory services in technical assistance.

(2)    Corresponds to advisory services in technical assistance and gas and refined products sales.

(3)    Corresponds to advisory services including organizational, commercial, administrative, financial and human resources management matters.

(4)    Corresponds to refined products sales.

(5)    Corresponds to oil sales.

b)    Purchases of goods and services

	12.31.2018	12.31.2017	12.31.2016
Joint ventures
Transener	(3)	(11)	(21)
TGS (1)	(783)	(319)	(277)
SACME	(82)	(77)	(74)
Other related parties
SACDE (4)	(69)	-	-
Origenes Vida	-	(21)	(13)
Refinor (2)	(1,275)	(639)	(246)
Oldelval (3)	(60)	(120)	(65)
	(2,272)	(1,187)	(696)

(1)    Corresponds to natural gas transportation services.

(2)    Corresponds to purchase of refined products.

(3)    Corresponds to oil transportation services.

(4)    Corresponds mainly to construction services including execution of work and storage of materials, capitalized in Property, plant and equipment.

c)     Fees for services

	12.31.2018	12.31.2017	12.31.2016
Other related parties
Salaverri, Dellatorre, Burgio & Wetzler	(49)	(27)	(48)
	(49)	(27)	(48)

Corresponds to fees for legal advice.

d)    Other operating expenses

	12.31.2018	12.31.2017	12.31.2016
Other related parties
OCP (1)	(265)	-	-
Foundation (2)	(76)	(55)	(27)
	(341)	(55)	(27)

(1)     Corresponds to onerous contract (Ship or Pay).

(2)     Corresponds to donations.

e)     Finance income

	12.31.2018	12.31.2017	12.31.2016
Joint ventures
TGS	122	106	50
	122	106	50

Corresponds to finance leases.

f)     Finance expenses

	12.31.2018	12.31.2017	12.31.2016
Other related parties
Grupo EMES	-	-	(876)
Orígenes Retiro	(17)	(10)	(15)
	(17)	(10)	(891)

g)     Corporate Bonds transactions

Purchase of Corporate Bonds

	12.31.2018	12.31.2017	12.31.2016
Other related parties
Orígenes Retiro	-	(10)	(1,399)
	-	(10)	(1,399)

h)    Dividends received

	12.31.2018	12.31.2017	12.31.2016
Other related parties
CIESA	657	-	8
Oldelval	50	12	-
TJSM	13	13	6
TMB	15	15	6
	735	40	20

i)      Payment of dividends

Other related parties	12.31.2018	12.31.2017
EMESA	(82)	(72)
APCO Oil	-	(72)
	(82)	(144)

j)      Key management personnel remuneration

The total remuneration to executive directors accrued during the year ended December 31, 2018 and 2017 amounts to $ 363 million ($ 173 million in Directors' and Sindycs' fees and $ 190 million in the accrual of the Company-Value Compensation, EBDA Compensation and Stock-based Compensation Plans, of which $ 48 million correspond to shared based compensation) and $ 1.177 million ($ 155 million in Directors' and Sindycs' fees and $ 1,022 million in the accrual of the Company-Value Compensation, EBDA Compensation and Stock-based Compensation Plan, of which $ 691 million correspond to shared based compensation), respectively.

k)    Balances with related parties:

As of December 31, 2018	Trade receivables	Other receivables
	Current	Non Current	Current
Joint ventures:
TGS	288	1,436	158
Greenwind	-	419	17
SACME	-	5	-
Associates and other related parties:
Ultracore	-	-	20
Refinor	91	-	-
SACDE	5	-	5
Other	-	-	1
	384	1,860	201

As of December 31, 2018	Trade payables	Other payables	Borrowings
	Current	Current	Current
Joint ventures:
Transener	4	-	-
TGS	105	-	-
SACME	-	8	-
Associates and other related parties:
Orígenes Retiro	-	-	29
OCP	-	3	-
Refinor	136	-	-
	245	11	29

According to paragraphs 25 and 26 of IAS 24, Edenor applied the disclosure exemption in relation to related party transactions with a governmental agency that has control, joint control or significant influence. As of December 31, 2018, ANSES holds Edenor's Notes due 2022 amounting to $ 752 million (U$S 20 million of nominal value).

As of December 31, 2017	Trade receivables	Other receivables
	Current	Non Current	Current
Joint ventures:
Transener	7	-	-
TGS	191	1,165	110
Greenwind	-	-	188
SACME	-	7	-
Associates and other related parties:
Ultracore	-	-	15
Refinor	15	-	-
SACDE	37	-	3
Other	1	-	1
	251	1,172	317

As of December 31, 2017	Trade payables	Other payables	Borrowings		Provisions
	Current	Current	Non Current	Current	Current
Joint ventures:
Transener	1	-	-	-	-
TGS	25	-	-	-	-
SACME	-	7	-	-	-
Associates and other related parties:
Orígenes Seguro de vida	-	-	-	3	-
Orígenes Retiro	-	-	21	2	-
OCP	-	-	-	-	576
Refinor	78	-	-	-	-
Oldelval	13	-	-	-	-
Other	-	10	-	-	-
	117	17	21	5	576